Related Party Transactions and Balances - Schedule of Related Parties Transactions with the Company (Details)	6 Months Ended
Mar. 31, 2025
Shuang Wu [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	The Legal Representative of Jiangsu New Energy
Yan Fang [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Non-controlling shareholder of Cenbird E-Motorcycle
Jianhui Ye [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Chief Executive Officer and a significant shareholder of the Company
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
Shenzhen Star Asset Management Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Equity investments with 42% shareholding
Nanjing Mingfeng Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Equity investments with 30% shareholding
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Equity investments with 25% shareholding
Jiangsu Youdi Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Equity investments with 29% shareholding
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions with the Company [Line Items]
Related parties transactions	Equity investments with 40% shareholding